Cash and Interest Bearing Deposits with Banks	12 Months Ended
Oct. 31, 2018
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Cash and Interest Bearing Deposits with Banks

Note 2: Cash and Interest Bearing Deposits with Banks

(Canadian $ in millions)	2018	2017
Cash and deposits with banks (1)	40,738	30,002
Cheques and other items in transit, net	1,404	2,597
Total cash and cash equivalents	42,142	32,599

(1)	Includes deposits with the Bank of Canada, the U.S. Federal Reserve and other central banks.

Cheques and Other Items in Transit, Net

Cheques and other items in transit are recorded at cost and represent the net position of the uncleared cheques and other items in transit between us and other banks.

Cash Restrictions

Certain of our foreign operations are required to maintain reserves or minimum balances with central banks in their respective countries of operation, totalling $1,655 million as at October 31, 2018 ($1,435 million in 2017).

Interest Bearing Deposits with Banks

Deposits with banks are recorded at amortized cost and include acceptances we have purchased that were issued by other banks. Interest income earned on these deposits is recorded on an accrual basis.